MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
LETTER TO THE SHAREHOLDERS June 30, 1998
                                                        Two World Trade Center
                                                      New York, New York 10048


DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter California Tax-Free Daily Income Trust for the six-month period ended June 30, 1998.

Tax-free money market yields showed a modest bias toward lower rates in the first half of 1998. With no change in Federal Reserve Board monetary policy and little reason to believe that a move was imminent, short-term municipal interest rates were driven primarily by market forces of supply and demand. The benefits of continued economic growth were evident in stronger municipal government balance sheets and reduced cash flow borrowing. The crisis in Asia had little impact on the municipal money market because most tax-free money funds had already significantly reduced or eliminated holdings of variable rate demand obligations (VRDOs) with exposure to Asian bank liquidity facilities.

Yields edged downward for municipal securities maturing in six months to one year. The Bond Buyer One-Year Note Index, a benchmark indicator of longer-term municipal money market yields, declined 18 basis points from 3.77 percent in late December 1997 to 3.59 percent at the end of June 1998. On a year-over-year basis, one year note yields were 26 basis points lower this June. Reflecting the relative stability of one year interest rates, the range from high to low for the Index was only 27 basis points during the six-month period versus 56 basis points for the same period one year ago.

The ratio of the One Year Note Index to the yield for one-year U.S. Treasury Bills was 66 percent at the end of June, somewhat lower than the 68 percent ratio at the end of 1997. A declining ratio means that securities in this sector of the municipal market outperformed Treasuries with comparable maturities.

Yields for the shortest tax-free money market maturities responded quickly to changing cash flow patterns of municipal money funds and fluctuated over a wider range than yields for longer maturities. Yields for weekly VRDOs moved over a 155 basis point range from a low of 2.85 percent in February to a high of 4.40 percent during income tax payment season in April. This range of movement was nearly identical to the range last year.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
LETTER TO THE SHAREHOLDERS June 30, 1998, continued

PORTFOLIO MANAGEMENT AND PERFORMANCE

Morgan Stanley Dean Witter California Tax-Free Daily Income Trust's annualized investment income (ratio to average net assets) was 2.69 percent for the six-month period ended June 30, 1998. The Fund's thirty-day average yield was
2.69 percent as of June 30, 1998.

On June 30, the Fund's net assets exceeded $290 million with 62 percent of the Fund's portfolio invested in California exempt VRDOs. California tax-exempt commercial paper and municipal notes, the two other types of securities held in the portfolio, comprised 27 percent and 11 percent of the portfolio, respectively.

Portfolio holdings are continuously reviewed to maintain or improve creditworthiness. Particular effort is devoted to monitoring the credit quality of institutions that provide credit enhancement and liquidity facilities for money market investments. Holdings of issues with exposure to Asian bank letters of credit or liquidity facilities were eliminated two years ago.

The Fund's weighted average maturity ranged from approximately 25 to 40 days for most of the period between January and the middle of June. In late June investments were made in newly issued one year tax and revenue anticipation notes (TRANs) which come to market in large supply at mid-year. The addition of longer fixed-rate securities tends to smooth out portfolio yields by offsetting some of the yield volatility of VRDOs with daily and weekly rate changes. At the end of June, the Fund's weighted average maturity had lengthened to 52 days.


LOOKING FORWARD

The fundamentals are in place for a year of slower but solid domestic economic growth in the United States. Events in Asia have strengthened the U.S. dollar and contributed to lower long-term interest rates. Furthermore, the Asian financial crisis seems likely to continue to moderate inflationary pressures. Given the currently favorable outlook for interest rates, the weighted average maturity for the Fund's portfolio is expected to remain in a moderate to longer range of 40 to 70 days in the period ahead. In light of tight employment conditions, however, we will be watchful for signs of accelerating labor costs which could threaten the Federal Reserve Board's presently neutral monetary policy.

We appreciate your support of Morgan Stanley Dean Witter California Tax-Free Daily Income Trust and look forward to continuing to serve your investment needs and objectives.

Sincerely yours,

/s/ CHARLES A. FIUMEFREDDO

Chairman of the Board

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                         COUPON     DEMAND
 THOUSANDS                                                                                          RATE+      DATE*        VALUE
-----------                                                                                      ---------- ---------- ------------
            CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (64.8%)
$ 5,000     Alameda-Contra Costa Schools Financing Authority, Capital Improvements
             Ser F COPs ........................................................................ 3.25%      07/08/98   $ 5,000,000
  8,000     California Economic Development Financing Authority, California Independent
             System Operator Corp 1998 Ser A ................................................... 3.50       07/01/98     8,000,000
            California Educational Facilities Authority,
 10,300      California Institute of Technology Ser 1994 ....................................... 2.90       07/08/98    10,300,000
  8,275      Stanford University Ser L-2 ....................................................... 3.20       07/08/98     8,275,000
            California Health Facilities Financing Authority,
  2,000      Adventist Health System/West 1998 Ser A (MBIA) .................................... 3.50       07/01/98     2,000,000
  6,000      Childrens Hospital of Orange County Ser 1991 (MBIA) ............................... 3.00       07/08/98     6,000,000
  8,000      Memorial Health Services Ser 1994 ................................................. 3.20       07/08/98     8,000,000
  9,600      St Francis Medical Center 1995 Ser E (MBIA)** ..................................... 3.00       07/08/98     9,600,000
  2,350      St Joseph Health System Ser 1985 A ................................................ 3.25       07/01/98     2,350,000
            California Pollution Control Financing Authority,
  1,000      Chevron USA Ser 1983 .............................................................. 3.85       11/16/98     1,000,406
  5,000      Chevron USA Ser 1984 B ............................................................ 3.70       06/15/99     5,000,972
 11,200      Pacific Gas & Electric Co 1996 Ser F & 1997 Ser A ................................. 3.50       07/01/98    11,200,000
 10,000     California Public Capital Improvements Financing Authority, Pooled Ser 1988 C**..... 3.65       09/15/98    10,000,000
            California Statewide Communities Development Authority,
  9,300      John Muir/Mt Diablo Health System Ser 1997 COPs (AMBAC) ........................... 3.55       07/01/98     9,300,000
  6,000      Kaiser Permanente Ser 1995 COPs ................................................... 3.50       07/08/98     6,000,000
  5,000      St Joseph Health System COPs ...................................................... 3.20       07/08/98     5,000,000
  8,000     Foothill/Eastern Transportation Corridor Agency, Toll Road Ser 1995 C .............. 3.10       07/08/98     8,000,000
  8,400     Los Angeles, Multi-family 1985 Ser K ............................................... 3.45       07/08/98     8,400,000
  5,000     Los Angeles County Metropolitan Transportation Authority, Prop C Sales Tax Refg
             Ser 1993 A (MBIA)** ............................................................... 3.00       07/08/98     5,000,000
  6,000     Metropolitan Water District of Southern California, Waterworks 1997 Ser B .......... 3.20       07/08/98     6,000,000
  9,400     Newport Beach, Hoag Memorial Hospital/Presbyterian 1996 Ser B & C .................. 3.60       07/01/98     9,400,000
  5,330     Northern California Power Agency, Geothermal No 3 1996 Refg Ser A (AMBAC) .......... 3.10       07/08/98     5,330,000
  7,840     Sacramento County, Administration Center & Courthouse Ser 1990 COPs ................ 3.15       07/08/98     7,840,000
  5,000     San Diego, Lusk Mira Mesa Apts Issue E 1985 ........................................ 3.15       07/08/98     5,000,000
  5,075     San Jacinto Unified School District, 1997 COPs (FSA) ............................... 3.10       07/08/98     5,075,000
  6,600     San Jose-Santa Clara Clean Water Financing Authority, Sewer Ser 1995 B (FGIC) ...... 3.10       07/08/98     6,600,000
  4,000     Santa Ana, Town & County Manor Ser 1990 ............................................ 3.50       07/01/98     4,000,000
  7,000     Southern California Public Power Authority, Transmission Ser 1991 (AMBAC) .......... 3.10       07/08/98     7,000,000
            PUERTO RICO
 10,000     Puerto Rico Highway & Transportation Authority, Transportation 1998 Ser A
            (AMBAC) ............................................................................ 3.00       07/08/98    10,000,000
            TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS                                 -----------
            (Amortized Cost $194,671,378) ...........................................................................  194,671,378
                                                                                                                       -----------







                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued


                                                                                                             YIELD TO
 PRINCIPAL                                                                                                   MATURITY
 AMOUNT IN                                                                             COUPON    MATURITY   ON DATE OF
 THOUSANDS                                                                              RATE       DATE      PURCHASE       VALUE
-----------                                                                          ---------- ---------- ----------- ------------
            CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (28.3%)
 $  4,000   California Pollution Control Financing Authority,
             Southern California Edison Co Ser 1985 A .............................. 3.50%      10/08/98       3.50%   $  4,000,000
    4,800   Contra Costa Water District, Ser A ..................................... 3.60       08/26/98       3.60       4,800,000
            East Bay Municipal Utility District,
    3,500    Water ................................................................. 3.50       08/11/98       3.50       3,500,000
    4,700    Water ................................................................. 3.45       10/07/98       3.45       4,700,000
    4,500    Water ................................................................. 3.55       10/15/98       3.55       4,500,000
            Los Angeles,
    4,000    Wastewater Ser 1997 ................................................... 3.60       07/14/98       3.60       4,000,000
    3,500    Wastewater Ser 1997 ................................................... 3.65       09/08/98       3.65       3,500,000
    3,000   Los Angeles County Metropolitan Transportation Authority,
            Sales Tax Ser A ........................................................ 3.60       07/15/98       3.60       3,000,000
    5,000   Metropolitan Water District of Southern California, Ser 1996 B ......... 3.45       09/24/98       3.45       5,000,000
            San Diego,
    5,000    San Diego Gas & Electric Co Ser 1995 B ................................ 3.55       08/13/98       3.55       5,000,000
    3,500    San Diego Gas & Electric Co Ser 1995 B ................................ 3.45       10/21/98       3.45       3,500,000
    5,300   San Diego County Regional Transportation Commission, Ser A ............. 3.45       09/17/98       3.45       5,300,000
            San Diego County Water Authority,
    3,700    Ser # 1 ............................................................... 3.30       07/14/98       3.30       3,700,000
    6,000    Ser # 1 ............................................................... 3.65       08/10/98       3.65       6,000,000
    2,500    Ser # 1 ............................................................... 3.60       09/09/98       3.60       2,500,000
            San Joaquin County Transportation Authority,
    5,000    Sales Tax Ser 1997 .................................................... 3.55       08/06/98       3.55       5,000,000
    4,000    Sales Tax Ser 1997 .................................................... 3.45       09/23/98       3.45       4,000,000
            University of California Regents,
    4,000    Ser A ................................................................. 3.40       07/16/98       3.40       4,000,000
    4,000    Ser A ................................................................. 3.45       09/22/98       3.45       4,000,000
            PUERTO RICO
    5,000   Puerto Rico Government Development Bank, Ser 1996 ...................... 3.60       08/11/98       3.60       5,000,000
            TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER                                                               ------------
            (Amortized Cost $85,000,000) ...........................................................................     85,000,000
                                                                                                                        -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued


                                                                                                      YIELD TO
 PRINCIPAL                                                                                            MATURITY
 AMOUNT IN                                                                      COUPON    MATURITY   ON DATE OF
 THOUSANDS                                                                       RATE       DATE      PURCHASE        VALUE
-----------                                                                   ---------- ---------- ----------- ----------------
              CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (11.0%)
 $  5,000     Alameda County, Ser 1998-99 TRANs dtd 07/08/98 (WI) ........... 4.50%      07/07/99     3.60%     $  5,043,300
    5,000     California School Cash Reserve Program Authority, 1998 Pool Ser
               TRANs dtd 07/02/98 (WI) ...................................... 4.50       07/02/99     3.74         5,036,600
    5,000     Fresno County, Ser 1998-99 TRANs, dtd 07/02/98 (WI) ........... 4.00       07/01/99     3.59         5,019,700
    5,000     Marin County, Ser 1998-99 TRANs , dtd 07/01/98 (WI) ........... 4.50       06/30/99     3.55         5,045,700
    4,000     San Mateo County, Ser 1997-98 TRANs, dtd 07/01/97 ............. 4.50       07/01/98     3.80         4,000,000
    9,000     Ventura County, Ser 1997 TRANs, dtd 07/01/97 .................. 4.50       07/01/98     3.80         9,000,000
                                                                                                                ------------
              TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
              (Amortized Cost $33,145,300) ..................................................................     33,145,300
                                                                                                                ------------
              TOTAL INVESTMENTS (Amortized Cost $312,816,678) (a) ...............................   104.1%       312,816,678
              LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS ....................................   ( 4.1)       (12,252,249)
                                                                                                    ------      ------------
              NET ASSETS ........................................................................   100.0%      $300,564,429
                                                                                                    ======      ============

---------------
COPs     Certificates of Participation.
TRANs    Tax and Revenue Anticipation Notes.
WI       Security purchased on a "when-issued" basis.
+        Rate shown is rate in effect at June 30, 1998.
*        Date on which the principal amount can be recovered through demand.
** All or a portion of these securities are segregated in connection with the purchase of "when-issued" securities.
(a)      Cost is the same for federal income tax purposes.

Bond Insurance:
AMBAC   AMBAC Indemnity Corporation.
FGIC    Financial Guaranty Insurance Company.
FSA     Financial Security Assurance Inc.
MBIA    Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)


ASSETS :
Investments in securities, at value
   (amortized cost $312,816,678) ............    $312,816,678
Cash ........................................       8,042,125
Interest receivable .........................       1,772,996
Prepaid expenses and other assets ...........          37,503
                                                 ------------
     TOTAL ASSETS ...........................     322,669,302
                                                 ------------
LIABILITIES:
Payable for:
     Investments purchased ..................      20,145,300
     Shares of beneficial interest
        repurchased .........................       1,412,252
     Investment management fee ..............         130,092
     Plan of distribution fee ...............          26,019
Accrued expenses and other payables .........         391,210
                                                 ------------
     TOTAL LIABILITIES ......................      22,104,873
                                                 ------------
     NET ASSETS .............................    $300,564,429
                                                 ============
COMPOSITION OF NET ASSETS:
Paid-in-capital .............................    $300,564,230
Accumulated undistributed net investment
   income ...................................           2,943
Accumulated net realized loss ...............          (2,744)
                                                 ------------
     NET ASSETS .............................    $300,564,429
                                                 ============
NET ASSET VALUE PER SHARE,
   300,564,230 shares outstanding
     (unlimited shares authorized of $.01
     par value) .............................    $       1.00
                                                 ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 1998 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME ..........................    $4,935,323
                                              ----------
EXPENSES
Investment management fee ................       730,400
Plan of distribution fee .................       132,717
Transfer agent fees and expenses .........        82,951
Professional fees ........................        22,729
Shareholder reports and notices ..........        18,977
Custodian fees ...........................        10,865
Trustees' fees and expenses ..............        10,034
Registration fees ........................         7,067
Other ....................................         2,613
                                              ----------
     TOTAL EXPENSES ......................     1,018,353
Less: expense offset .....................       (10,852)
                                              ----------
     NET EXPENSES ........................     1,007,501
                                              ----------
     NET INVESTMENT INCOME ...............     3,927,822
     NET REALIZED LOSS ...................        (2,744)
                                              ----------
NET INCREASE .............................    $3,925,078
                                              ==========




                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                         FOR THE SIX      FOR THE YEAR
                                                         MONTHS ENDED         ENDED
                                                        JUNE 30, 1998   DECEMBER 31, 1997
                                                       --------------- ------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................  $  3,927,822      $  7,497,660
Net realized loss ....................................        (2,744)               --
                                                        ------------      ------------
   NET INCREASE ......................................     3,925,078         7,497,660
Dividends from net investment income .................    (3,925,010)       (7,497,664)
Net increase from transactions in shares of beneficial
  interest ...........................................    13,563,616        27,410,403
                                                        ------------      ------------
   NET INCREASE ......................................    13,563,684        27,410,399
NET ASSETS:
Beginning of period ..................................   287,000,745       259,590,346
                                                        ------------      ------------
   END OF PERIOD
   (Including undistributed net investment income of
   $2,943 and $131, respectively) ....................  $300,564,429      $287,000,745
                                                        ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited)



1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter California Tax-Free Daily Income Trust (the "Fund"), formerly Dean Witter California Tax-Free Income Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on April 25, 1988 and commenced operations on July 22, 1988.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.


C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding
$2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended June 30, 1998, the distribution fee was accrued at the annual rate of 0.09%.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 1998 aggregated $305,420,300 and $278,675,000, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $3,400.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,966. At June 30, 1998, the Fund had an accrued pension liability of $48,803 which is included in accrued expenses in the Statement of Assets and Liabilities.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:


                                                          FOR THE SIX         FOR THE YEAR
                                                          MONTHS ENDED            ENDED
                                                         JUNE 30, 1998      DECEMBER 31, 1997
                                                       -----------------   ------------------
                                                          (unaudited)
Shares sold ........................................       271,716,920         504,677,431
Shares issued in reinvestment of dividends .........         3,925,010           7,497,664
                                                           -----------         -----------
                                                           275,641,930         512,175,095
Shares repurchased .................................      (262,078,314)       (484,764,692)
                                                          ------------        ------------
Net increase in shares outstanding .................        13,563,616          27,410,403
                                                          ============        ============

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                          FOR THE SIX
                                                         MONTHS ENDED
                                                         JUNE 30, 1998
                                                    ----------------------
                                                          (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ..............     $      1.00
                                                        -----------
Net investment income .............................           0.013
Less dividends from net investment income .........          (0.013)
                                                        -----------
Net asset value, end of period ....................     $      1.00
                                                        ===========
TOTAL INVESTMENT RETURN ...........................            1.34%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................            0.70%(2)(3)
Net investment income .............................            2.69%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........     $   300,564



                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------------
                                                          1997             1996             1995           1994         1993
                                                    ---------------- ---------------- ---------------- ------------ ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ..............    $    1.00        $    1.00        $    1.00       $   1.00     $   1.00
                                                       ---------        ---------        ---------       --------     --------
Net investment income .............................        0.028            0.026            0.030          0.021        0.018
Less dividends from net investment income .........       (0.028)          (0.026)          (0.030)        (0.021)      (0.018)
                                                       ---------        ---------        ---------       --------     --------
Net asset value, end of period ....................    $    1.00        $    1.00        $    1.00       $   1.00     $   1.00
                                                       =========        =========        =========       ========     ========
TOTAL INVESTMENT RETURN ...........................         2.83%            2.68%            3.04%          2.17%        1.78%
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................         0.72%(3)         0.72%(3)         0.75%(3)       0.72%        0.71%
Net investment income .............................         2.79%            2.63%            3.00%          2.13%        1.76%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........    $ 287,001        $ 259,590        $ 254,376       $217,079     $251,059

-------------
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
-------------------------------------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-------------------------------------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
-------------------------------------------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center--Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------
PricewaterhouseCoopers, LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
-------------------------------------------------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

MORGAN STANLEY
DEAN WITTER
CALIFORNIA TAX-FREE
DAILY INCOME TRUST

SEMIANNUAL REPORT
JUNE 30, 1998